INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 4,653	$ 4,078	$ 3,131
Cash used by investing activities	(6,901)	(12,990)	(3,365)
Cash from financing activities	2,612	9,419	56
Change during the year	364	507	(178)
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	4,748	5,942	5,475
Cash used by investing activities	(4,031)	(3,966)	(2,032)
Cash from financing activities	(195)	(1,810)	(4,349)
Change during the year	522	166	(906)
Other ownership interests	446	101	(891)
Partnership's share	76	65	(15)
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	489	752	620
Cash used by investing activities	(363)	(855)	50
Cash from financing activities	(109)	47	(833)
Change during the year	17	(56)	(163)
Other ownership interests	13	(46)	(152)
Partnership's share	4	(10)	(11)
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	2,960	3,763	3,319
Cash used by investing activities	(1,020)	(1,306)	(1,294)
Cash from financing activities	(1,917)	(2,426)	(3,081)
Change during the year	23	31	(1,056)
Other ownership interests	40	(33)	(1,012)
Partnership's share	(17)	64	(44)
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	435	475	423
Cash used by investing activities	(267)	(202)	(147)
Cash from financing activities	(188)	(263)	(281)
Change during the year	(20)	10	(5)
Other ownership interests	(15)	5	(4)
Partnership's share	(5)	5	(1)
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	947	1,082	1,164
Cash used by investing activities	(2,473)	(1,647)	(1,020)
Cash from financing activities	2,028	746	174
Change during the year	502	181	318
Other ownership interests	408	175	277
Partnership's share	94	6	41
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	(83)	(130)	(51)
Cash used by investing activities	92	44	379
Cash from financing activities	(9)	86	(328)
Change during the year	0	0	0
Other ownership interests	0	0	0
Partnership's share	$ 0	$ 0	$ 0